                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Berkshire Hathaway Inc.
Address:     1440 Kiewit Plaza
             Omaha, NE 68131

Form 13F File Number:        28-4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
Title:        Vice President
Phone:        402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE        November 12, 2001
--------------------------------    -------------      -----------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number      Name

    28-5194                   General Re - New England Asset Management, Inc.
                              -----------------------------------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                    18
                                                            ------------

Form 13F Information Table Entry Total:                               63
                                                            ------------

Form 13F Information Table Value Total:                     $ 26,428,983
                                                            ------------
                                                             (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission. Included in this information is information regarding Berkshire's position in Dun & Bradstreet Corporation included in its June 30, 2001 public Form 13F.

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

   NO.  FORM 13F FILE NUMBER   NAME
   1.   28-5678                Berkshire Hathaway Life Insurance Co. of Nebraska
   2.   28-5676                BHG Life Insurance Co.
   3.   28-719                 Blue Chip Stamps
   4.   28-554                 Buffett, Warren E.
   5.   28-1517                Columbia Insurance Co.
   6.   28-2226                Cornhusker Casualty Co.
   7.   28-6102                Cypress Insurance Co.
   8.   28-852                 GEICO Corp.
   9.   28-101                 Government Employees Ins. Corp.
  10.   28-1066                National Fire & Marine
  11.   28-718                 National Indemnity Co.
  12.   28-5006                National Liability & Fire Ins. Co.
  13.   28-6104                Nebraska Furniture Mart
  14.   28-717                 OBH Inc.
  15.   28-2740                Plaza Investment Managers
  16.   28-1357                Wesco Financial Corp.
  17.   28-3091                Wesco Financial Ins. Co.
  18.   28-3105                Wesco Holdings Midwest, Inc.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):      [ ]  is a restatement.

                                           [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Berkshire Hathaway Life Insurance Co. of Nebraska
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-5678

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE            November 12, 2001
------------------------------   --------------         -----------------
[Signature]                       [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-4545                     Berkshire Hathaway Inc.
     -------                     ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):    [ ]  is a restatement.

                                        [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          BHG Life Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-5676

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE          November 12, 2001
------------------------------    -------------        ------------------
[Signature]                       [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28-4545                    Berkshire Hathaway Inc.
        ----                    -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):     [ ]   is a restatement.
                                          [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Blue Chip Stamps
Address:       301 E. Colorado Blvd.
               Pasadena, CA 91101

Form 13F File Number:   28-719

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                 Omaha, NE          November 12, 2001
------------------------------    -------------        -----------------
[Signature]                       [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name

   28-4545                     Berkshire Hathaway Inc.
                               -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2001
                                               ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Warren E. Buffett
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28-554

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Warren E. Buffett
Title:
Phone:         402-346-1400

Signature, Place, and Date of Signing:


(s) Warren E. Buffett             Omaha, NE              November 12, 2001
---------------------------      -------------           -----------------
[Signature]                      [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name

   28-4545                     Berkshire Hathaway Inc.
                               -----------------------

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                 0
                                                             -----------

Form 13F Information Table Entry Total:                            0
                                                             -----------

Form 13F Information Table Value Total:                      $     0
                                                             -----------
                                                             (thousands)

Confidential Information has been omitted from the public Form 13F and filed separately with the Commission.

List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

                                      NONE

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE


Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Columbia Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-1517

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE             November 12, 2001
--------------------------       -------------           -----------------
[Signature]                      [City, State]                  [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

     28-4545                    Berkshire Hathaway Inc.
        ----                    -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cornhusker Casualty Company
Address:       9290 West Dodge Rd.
               Omaha, NE 68114

Form 13F File Number:        28-2226

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE          November 12, 2001
------------------------------      -------------        -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number       Name

    28-4545                   Berkshire Hathaway Inc.
       ----                   -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------
Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):      [ ]   is a restatement.
                                           [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Cypress Insurance Company
Address:       1825 S. Grant St.
               San Mateo, CA 94402

Form 13F File Number:        28-6102
                                ----

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE           November 12, 2001
-----------------------------        ---------           -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

     28-4545                    Berkshire Hathaway Inc.
        ----                    -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    Form 13F
                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]   is a restatement.
                                         [ ]   adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          GEICO Corporation
Address:       One GEICO Plaza
               Washington, DC 20076

Form 13F File Number:        28-852

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652


Signature, Place, and Date of Signing:

(s) Charles R. Davies               Washington, DC         November 12, 2001
-------------------------------     --------------         -----------------
[Signature]                         [City, State]                 [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

   Form 13F File Number        Name

      28-4545                  Berkshire Hathaway Inc.
         ----                  -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):    [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Government Employees Insurance Company
Address:       One GEICO Plaza
               Washington, DC 20076-0001

Form 13F File Number:        28-101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Charles R. Davies
Title:         Vice President
Phone:         301-986-2652

Signature, Place, and Date of Signing:

(s) Charles R. Davies             Washington, DC         November 12, 2001
-----------------------------     --------------         -----------------
[Signature]                        [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number        Name

     28-4545                    Berkshire Hathaway Inc.
        ----                    -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):    [ ]      is a restatement.
                                        [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Fire & Marine Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-1066

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                Omaha, NE           November 12, 2001
-------------------------        -------------         -----------------
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number                Name

    28-4545                             Berkshire Hathaway Inc.
                                        -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):    [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Indemnity Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-718

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE          November 12, 2001
-----------------------------       -------------        -----------------
[Signature]                         [City, State]              [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     28-4545                          Berkshire Hathaway Inc.
        ----                          -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          National Liability & Fire Insurance Company
Address:       3024 Harney St.
               Omaha, NE 68131

Form 13F File Number:        28-5006

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg              Omaha, NE             November 12, 2001
-----------------------------    -------------         -----------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number             Name

     28-4545                         Berkshire Hathaway Inc.
                                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

        This Amendment (Check only one.):    [ ]    is a restatement.
                                             [ ]    adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Nebraska Furniture Mart, Inc.
Address:       700 South 72nd Street
               Omaha, NE 68114

Form 13F File Number:        28-6104

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE         November 12, 2001
---------------------------------   -------------       -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[x] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number        Name

        28-4545                     Berkshire Hathaway Inc.
           ----                     -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):    [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          OBH Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:     28-717

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Vice President
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                  Omaha, NE         November 12, 2001
---------------------------------    ---------         -----------------
[Signature]                         [City, State]                       [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

        Form 13F File Number          Name

        28-4545                       Berkshire Hathaway Inc.
           ----                       -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):    [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Plaza Investment Managers, Inc.
Address:       One GEICO Plaza
               Washington, DC 20076-0001

Form 13F File Number:        28-2740

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Thomas M. Wells
Title:         Treasurer
Phone:         301-986-3433

Signature, Place, and Date of Signing:

(s) Thomas M. Wells             Washington, DC            November 12, 2001
-------------------------       --------------            -----------------
[Signature]                         [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number          Name

    28-4545                       Berkshire Hathaway Inc.
       ----                       -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):     [ ]      is a restatement.
                                          [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Corporation
Address:       301 E. Colorado Blvd.
               Pasadena, CA 91101

Form 13F File Number:        28-1357

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Jeffrey L. Jacobson
Title:         Vice President
Phone:         626-585-6700

Signature, Place, and Date of Signing:

(s) Jeffrey L. Jacobson             Pasadena, CA       November 12, 2001
-----------------------------       -------------      -----------------
[Signature]                         [City, State]            [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number         Name

    28-4545                      Berkshire Hathaway Inc.
       ----                      -----------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

   This Amendment (Check only one.):     [ ]      is a restatement.
                                         [ ]      adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Financial Insurance Company
Address:       3024 Harney St
               Omaha, NE 68131

Form 13F File Number:        28-3091

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Assistant Secretary
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg                   Omaha, NE        November 12, 2001
-----------------------------       -------------      -----------------
[Signature]                         [City, State]             [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number            Name

    28-4545                         Berkshire Hathaway Inc.
       ----                         ------------------------

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2001
                                                ------------------

Check here if Amendment [ ]; Amendment Number: ______

    This Amendment (Check only one.):  [ ]  is a restatement.
                                       [ ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Wesco Holdings Midwest, Inc.
Address:       1440 Kiewit Plaza
               Omaha, NE 68131

Form 13F File Number:        28-3105

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Marc D. Hamburg
Title:         Treasurer
Phone:         402-346-1400

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg               Omaha, NE            November 12, 2001
---------------------------      -------------         -----------------
[Signature]                      [City, State]               [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

    Form 13F File Number             Name
    28-4545                          Berkshire Hathaway Inc.
       ----                          -----------------------

                            BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2001


                                                                         Column 6
                                          Column 4                 Investment Discretion                        Column 8
                                           Market       Column 5   ----------------------                   Voting Authority
                  Column 2   Column 3       Value      Shares or           (b)      (c)    Column 7    --------------------------
Column 1          Title of    CUSIP         (In        Principal   (a)   Shared-  Shared-    Other        (a)        (b)     (c)
Name of Issuer     Class      Number     Thousands)    Amount $    Sole  Defined   Other   Managers       Sole      Shared   None
--------------    --------  -----------  ----------   -----------  ----  -------  -------  ---------   ------------ ------   ----
American
  Express Co.       Com     025816 10 9     500,570    17,225,400             X            4, 5, 14     17,225,400
                                            232,324     7,994,634             X            4, 10, 14     7,994,634
                                          3,494,636   120,255,879             X            4, 11, 14   120,255,879
                                             56,466     1,943,100             X            4, 3, 14,     1,943,100
                                                                                           16, 17, 18
                                             40,676     1,399,713             X            4, 13, 14     1,399,713
                                             81,135     2,791,974             X            4, 14         2,791,974
Block H & R         Com     093671 10 5     608,060    15,769,200             X            4, 11, 14    15,769,200
Citigroup           Com     172967 10 1      48,981     1,209,418             X            4, 14         1,209,418
                                             62,146     1,534,461             X            4, 11, 14     1,534,461
Coca Cola           Com     191216 10 0      18,740       400,000             X            4, 14           400,000
                                             83,206     1,776,000             X            4, 12, 14     1,776,000
                                            337,582     7,205,600             X            4, 3, 14,     7,205,600
                                                                                           16, 17, 18
                                          1,880,634    40,141,600             X            4, 5, 14     40,141,600
                                          6,556,451   139,945,600             X            4, 11, 14   139,945,600
                                            428,172     9,139,200             X            4, 10, 14     9,139,200
                                             42,727       912,000             X            4, 7, 14        912,000
                                             22,488       480,000             X            4, 13, 14       480,000
First Data
 Corporation        Com     319963 10 4     407,820     7,000,000             X            4, 8, 9,      7,000,000
                                                                                           11, 14, 15
                                             49,521       850,000             X            4, 8, 11,       850,000
                                                                                           14, 15
GATX Corp.          Com     361448 10 3     152,749     4,540,700             X            4, 11, 14     4,540,700
                                             94,192     2,800,000             X            4, 8, 9,      2,800,000
                                                                                           11, 14, 15
GPU Inc.            Com     36225X10  0     198,624     4,921,300             X            4, 11, 14     4,921,300
Gannett Inc.        Com     364730 10 1     218,608     3,636,800             X            4, 11, 14     3,636,800
The Gillette Co.    Com     375766 10 2   1,788,000    60,000,000             X            4, 11, 14    60,000,000
                                            619,840    20,800,000             X            4, 5, 14     20,800,000
                                            190,720     6,400,000             X            4, 10, 14     6,400,000
                                            190,720     6,400,000             X            4, 3, 14,     6,400,000
                                                                                           16, 17, 18
                                             23,840       800,000             X            4, 12, 14       800,000
                                             47,680     1,600,000             X            4, 7, 14      1,600,000
Great Lakes
  Chemical Corp.    Com     390568 10 3     153,566     6,948,700             X            4, 8, 9,      6,948,700
                                                                                           11, 14, 15
Jones Apparel
  Group Inc.        Com     480074 10 3     220,466     8,649,100             X            4, 8, 9, 11,  8,649,100
                                                                                           14, 15
La-Z-Boy            Com     505336 10 7         854        54,100             X            4, 11, 14        54,100
                                         ----------
                                         18,852,194
                                         ----------

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                               September 30, 2001



                                                                         Column 6
                                          Column 4                 Investment Discretion                        Column 8
                                           Market       Column 5   ----------------------                   Voting Authority
                  Column 2   Column 3       Value      Shares or           (b)      (c)    Column 7    --------------------------
Column 1          Title of    CUSIP         (In        Principal   (a)   Shared-  Shared-    Other        (a)        (b)     (c)
Name of Issuer     Class      Number     Thousands)    Amount $    Sole  Defined   Other   Managers       Sole      Shared   None
--------------    --------  -----------  ----------   -----------  ----  -------  -------  ---------   ------------ ------   ----
M & T Bank
 Corporation        Com     55261F 10 4     443,782     5,997,060              X           4, 11, 14     5,997,060
                                             40,404       546,000              X           4, 8, 9,        546,000
                                                                                           11, 14, 15
                                             12,262       165,700              X           4, 10, 14       165,700
Moody's             Com     615369 10 5     597,191    16,140,300              X           4, 11, 14    16,140,300
                                            290,809     7,859,700              X           4, 8, 9,      7,859,700
                                                                                           11, 14, 15
Mueller
 Industries         Com     624756 10 2      92,325     3,216,900              X           4, 11, 14     3,216,900
Nike Inc.           Com     654106 10 3     206,231     4,405,700              X           4, 8, 9,      4,405,700
                                                                                           11, 14, 15
                                             24,575       525,000              X           4, 8, 11,       525,000
                                                                                           14, 15
Shaw
 Communications
  Inc.              Cl B    82028K 20 0     416,869    20,586,100              X           4, 8, 9,     20,586,100
                                                                                           11, 14, 15
                                             20,250     1,000,000              X           4, 8, 11,     1,000,000
                                                                                           14, 15
Sun Trusts
  Banks Inc.        Com     867914 10 3     329,424     4,946,300              X           4, 11, 14     4,946,300
                                             57,276       860,000              X           4, 5, 14        860,000
Torchmark Corp.     Com     891027 10 4       8,301       212,834              X           4, 1, 11,       212,834
                                                                                           14
                                             17,539       449,728              X           4, 5, 14        449,728
                                             30,077       771,200              X           4, 11, 14       771,200
                                             24,948       639,700              X           4, 10, 14       639,700
USG Corporation     Com     903293 40 5      24,245     6,500,000              X           4, 11, 14     6,500,000
Washington
 Post Co.           Cl B    939640 10 8     464,859       894,304              X           4, 11, 14                        894,304
                                             77,092       148,311              X           4, 1, 2, 6,                      148,311
                                                                                           11, 14
                                            336,916       648,165              X           4, 10, 14                        648,165
                                             19,225        36,985              X           4, 12, 14                         36,985
Wells Fargo
 & Co. Del          Com     949746 10 1     565,777    12,728,390              X           4, 5, 14     12,728,390
                                              6,668       150,000              X           4, 7, 14        150,000
                                             45,410     1,021,600              X           4, 3, 14,     1,021,600
                                                                                           16, 17, 18
                                              5,377       120,970              X           4, 10, 14       120,970
                                             26,886       604,860              X           4, 13, 14       604,860
                                             61,963     1,394,000              X           4, 12, 14     1,394,000
                                             37,783       850,000              X           4, 14           850,000
                                          1,617,769    36,395,260              X           4, 11, 14    36,395,260
Wesco Finl
 Corp.               Com    950817 10 6   1,654,466     5,703,087              X           4, 3, 14      5,703,087
Zenith National
  Ins. Corp.         Com    989390 10 9      20,090       816,655              X           4, 11, 14       816,655
                                        -----------
                                          7,576,789
                                        -----------
        GRAND TOTAL                     $26,428,983
                                        ===========